Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of period		€ 256 [1]	€ 297
Movement in loans during the period	[2]	(12)	(26)
Changes in the group of consolidated companies		0	(1)
Exchange rate changes/other		(4)	(15)
Loans outstanding, end of period	[1]	240	256
Other credit risk related transactions:
Allowance for loan losses		0	0
Provision for loan losses		0	0
Guarantees and commitments		€ 4	€ 9

[1]	There were no past due loans as of June 30, 2018 and December 31, 2017. For the above loans, the Group held collateral of 14 million and 14 million as of June 30, 2018 and December 31, 2017, respectively.
[2]	Net impact of loans issued and loans repayment during the year is shown as Movement in loans during the period.